Investment Risks	Jan. 28, 2026
Ocean Park Tactical All Asset Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rate rise, as well as other factors. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master Limited Partnership (“MLP”) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical All Asset Fund | Commodity-Linked Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

Ocean Park Tactical All Asset Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park Tactical All Asset Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park Tactical All Asset Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical All Asset Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rate rise, as well as other factors. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

Ocean Park Tactical All Asset Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

Ocean Park Tactical All Asset Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

Ocean Park Tactical All Asset Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical All Asset Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical All Asset Fund | Inverse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

Ocean Park Tactical All Asset Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park Tactical All Asset Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Tactical All Asset Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Ocean Park Tactical All Asset Fund | Master Limited Partnership ("MLP") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Master Limited Partnership (“MLP”) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation

Ocean Park Tactical All Asset Fund | Municipal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Ocean Park Tactical All Asset Fund | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Ocean Park Tactical All Asset Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical All Asset Fund | Small and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park Tactical All Asset Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Ocean Park Tactical All Asset Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical All Asset Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical All Asset Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical All Asset Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Core Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and other fees/expenses incurred in adjusting the actual balance of the securities.

●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, also known as ‘junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Core Income Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park Tactical Core Income Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and other fees/expenses incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Core Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

Ocean Park Tactical Core Income Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

Ocean Park Tactical Core Income Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

Ocean Park Tactical Core Income Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, also known as ‘junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical Core Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Core Income Fund | Inverse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

Ocean Park Tactical Core Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Tactical Core Income Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Ocean Park Tactical Core Income Fund | Municipal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Ocean Park Tactical Core Income Fund | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Ocean Park Tactical Core Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Core Income Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Ocean Park Tactical Core Income Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical Core Income Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Core Income Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Core Income Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Core Income Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Ocean Park Tactical Municipal Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts, of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Municipal Bond Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Tax Risk. Unlike funds that invest on a buy-and-hold basis, the Fund may incur a higher level of capital gains due to the Adviser’s tactical strategy of purchasing and selling underlying municipal bond funds. Distributions of the Fund’s realized capital gains will not be tax-exempt, and the Fund expects that most of its capital gains will be short-term, rather than long-term gains.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Municipal Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Municipal Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

Ocean Park Tactical Municipal Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical Municipal Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Municipal Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Tactical Municipal Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts, of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Ocean Park Tactical Municipal Fund | Municipal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Municipal Bond Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Ocean Park Tactical Municipal Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Municipal Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Municipal Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Municipal Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Municipal Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. Unlike funds that invest on a buy-and-hold basis, the Fund may incur a higher level of capital gains due to the Adviser’s tactical strategy of purchasing and selling underlying municipal bond funds. Distributions of the Fund’s realized capital gains will not be tax-exempt, and the Fund expects that most of its capital gains will be short-term, rather than long-term gains.

Ocean Park Tactical Bond Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Fixed-Income Risk. When the Fund invests in Underlying Bond Funds, the value of your investment in the Fund will generally decline when interest rates rise or when other factors cause declines in the high-yield bond market generally or in a specific Underlying Bond Fund. Defaults by high-yield bond issuers in which the Underlying Bond Funds invest may also harm performance.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how the impacts of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Bond Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Bond Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Risk. When the Fund invests in Underlying Bond Funds, the value of your investment in the Fund will generally decline when interest rates rise or when other factors cause declines in the high-yield bond market generally or in a specific Underlying Bond Fund. Defaults by high-yield bond issuers in which the Underlying Bond Funds invest may also harm performance.

Ocean Park Tactical Bond Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Bond Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Tactical Bond Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how the impacts of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Ocean Park Tactical Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Bond Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical Bond Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Bond Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Bond Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Risk Spectrum 30 Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in Underlying Funds, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Risk Spectrum 30 Fund | Commodity-Linked Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

Ocean Park Tactical Risk Spectrum 30 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park Tactical Risk Spectrum 30 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park Tactical Risk Spectrum 30 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Risk Spectrum 30 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

Ocean Park Tactical Risk Spectrum 30 Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

Ocean Park Tactical Risk Spectrum 30 Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

Ocean Park Tactical Risk Spectrum 30 Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical Risk Spectrum 30 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Risk Spectrum 30 Fund | Inverse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

Ocean Park Tactical Risk Spectrum 30 Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park Tactical Risk Spectrum 30 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

Ocean Park Tactical Risk Spectrum 30 Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Ocean Park Tactical Risk Spectrum 30 Fund | Municipal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Ocean Park Tactical Risk Spectrum 30 Fund | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Ocean Park Tactical Risk Spectrum 30 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in Underlying Funds, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Risk Spectrum 30 Fund | Small and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park Tactical Risk Spectrum 30 Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical Risk Spectrum 30 Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Risk Spectrum 30 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Risk Spectrum 30 Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Risk Spectrum 50 Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise, as well as other factors. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Large Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master Limited Partnership (“MLP”) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style may result in most capital gains within the portfolio being realized as short-term capital gains.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Risk Spectrum 50 Fund | Commodity-Linked Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

Ocean Park Tactical Risk Spectrum 50 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park Tactical Risk Spectrum 50 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park Tactical Risk Spectrum 50 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Risk Spectrum 50 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise, as well as other factors. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

Ocean Park Tactical Risk Spectrum 50 Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

Ocean Park Tactical Risk Spectrum 50 Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

Ocean Park Tactical Risk Spectrum 50 Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical Risk Spectrum 50 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Risk Spectrum 50 Fund | Inverse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

Ocean Park Tactical Risk Spectrum 50 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

Ocean Park Tactical Risk Spectrum 50 Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Ocean Park Tactical Risk Spectrum 50 Fund | Master Limited Partnership ("MLP") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Master Limited Partnership (“MLP”) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Ocean Park Tactical Risk Spectrum 50 Fund | Municipal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Ocean Park Tactical Risk Spectrum 50 Fund | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Ocean Park Tactical Risk Spectrum 50 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style may result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Risk Spectrum 50 Fund | Small and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park Tactical Risk Spectrum 50 Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Ocean Park Tactical Risk Spectrum 50 Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical Risk Spectrum 50 Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Risk Spectrum 50 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Risk Spectrum 50 Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Risk Spectrum 50 Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park Tactical Risk Spectrum 70 Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity. Underlying Fund investments in lower-quality bonds, known as high yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Master Limited Partnership (“MLP”) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style may result in most capital gains within the portfolio being realized as short-term capital gains.

●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Risk Spectrum 70 Fund | Commodity-Linked Derivative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

Ocean Park Tactical Risk Spectrum 70 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park Tactical Risk Spectrum 70 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park Tactical Risk Spectrum 70 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Risk Spectrum 70 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

Ocean Park Tactical Risk Spectrum 70 Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

Ocean Park Tactical Risk Spectrum 70 Fund | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

Ocean Park Tactical Risk Spectrum 70 Fund | High Yield (Junk Bond) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower quality bonds, also known as “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. High yield bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity. Underlying Fund investments in lower-quality bonds, known as high yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bondholder claims and may eliminate liquidity.

Ocean Park Tactical Risk Spectrum 70 Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Risk Spectrum 70 Fund | Inverse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

Ocean Park Tactical Risk Spectrum 70 Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park Tactical Risk Spectrum 70 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular mutual funds and ETFs in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

Ocean Park Tactical Risk Spectrum 70 Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Ocean Park Tactical Risk Spectrum 70 Fund | Master Limited Partnership ("MLP") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Master Limited Partnership (“MLP”) Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Ocean Park Tactical Risk Spectrum 70 Fund | Municipal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Ocean Park Tactical Risk Spectrum 70 Fund | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

Ocean Park Tactical Risk Spectrum 70 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style may result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Risk Spectrum 70 Fund | Small and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park Tactical Risk Spectrum 70 Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Ocean Park Tactical Risk Spectrum 70 Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical Risk Spectrum 70 Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Risk Spectrum 70 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Risk Spectrum 70 Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Core Growth Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

●	MLP Risk. Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, exposure to MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Emerging Market Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style may result in most capital gains within the portfolio being realized as short-term capital gains.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Core Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park Tactical Core Growth Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Ocean Park Tactical Core Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

Ocean Park Tactical Core Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Tactical Core Growth Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park Tactical Core Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Tactical Core Growth Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years , such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above, will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Ocean Park Tactical Core Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style may result in most capital gains within the portfolio being realized as short-term capital gains.

Ocean Park Tactical Core Growth Fund | Small and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park Tactical Core Growth Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. The Fund’s investment exposure to REITs may subject the Fund to risks of declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.

Ocean Park Tactical Core Growth Fund | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Tactical Core Growth Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other mutual funds that invest directly in securities.

Ocean Park Tactical Core Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Ocean Park Tactical Core Growth Fund | Whipsaw Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Tactical Core Growth Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk. Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, exposure to MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

Ocean Park Tactical Core Growth Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.